GOODWILL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Impairment loss of goodwill		$ 979
Perimeter [Member]
Goodwill [Line Items]
Projected net cash flows, period	5 years
Weighted average cost of capital rate	13.00%
Long-term growth rate	3.00%
Project segment [Member]
Goodwill [Line Items]
Projected net cash flows, period	5 years
Weighted average cost of capital rate	15.00%
Long-term growth rate	1.50%